UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01436

                        Capstone Series Fund, Inc.
                        (Exact name of registrant as specified in charter)

                        5847 San Felipe
                        Suite 4100
                        Houston, TX 77057
                        (Address of principal executive offices)

                        Citi Fund Services Ohio, Inc.
                        3435 Stelzer Road
                        Columbus, OH 43219
                        (Name and address of agent for service)

Registrant's telephone number, including area code: 800-262-6631

Date of fiscal year end:   April 30

Date of reporting period: July 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

CAPSTONE SERIES FUND, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS - JULY 31, 2007 (UNAUDITED)
                                                           SMALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                        SHARES            VALUE
                                                      -----------      -----------
COMMON STOCKS (98.9%)
AEROSPACE & DEFENSE (2.9%)
AAR Corp.(a)                                             2,890         $    86,209
Applied Signal Technology, Inc.                          1,190              17,326
Armor Holdings, Inc.(a)                                  2,400             211,152
Ceradyne, Inc.(a)                                        2,130             158,962
Cubic Corp.                                              1,450              39,919
Curtiss-Wright Corp.                                     3,410             148,574
EDO Corp.                                                1,440              47,592
Esterline Technologies Corp.(a)                          2,050              94,894
Kaman Corp., Class A                                     2,050              68,654
Moog, Inc., Class A(a)                                   3,340             143,019
Teledyne Technologies, Inc.(a)                           2,710             120,243
Triumph Group, Inc.                                      1,330             101,359
                                                                       -----------
                                                                         1,237,903
                                                                       -----------
AIRLINES (0.4%)
Frontier Airlines Holdings, Inc.(a)                      3,570              18,921
Mesa Air Group, Inc.(a)                                  3,400              22,610
SkyWest, Inc.                                            5,150             114,896
                                                                       -----------
                                                                           156,427
                                                                       -----------
AUTO COMPONENTS (0.5%)
Drew Industries, Inc.(a)                                 1,450              50,431
LKQ Corp.(a)                                             3,930             111,730
Standard Motor Products, Inc.                            1,310              16,309
Superior Industries International, Inc.                  2,060              38,110
                                                                       -----------
                                                                           216,580
                                                                       -----------
AUTOMOBILES (0.3%)
Coachmen Industries, Inc.                                1,560              12,449
Fleetwood Enterprises, Inc.(a)                           3,750              35,475
Monaco Coach Corp.                                       2,490              34,735
Winnebago Industries, Inc.                               2,300              62,054
                                                                       -----------
                                                                           144,713
                                                                       -----------
BIOTECHNOLOGY (0.5%)
ArQule, Inc.(a)                                          3,170              18,006
Martek Biosciences Corp.(a)                              2,360              60,463
Regeneron Pharmaceuticals, Inc.(a)                       4,930              73,408
Savient Pharmaceuticals, Inc.(a)                         4,010              47,478
                                                                       -----------
                                                                           199,355
                                                                       -----------
BUILDING PRODUCTS (1.2%)
Apogee Enterprises, Inc.                                 2,550              65,688
Griffon Corp.(a)                                         2,340              41,114
Lennox International, Inc.                               4,540             173,882
NCI Building Systems, Inc.(a)                            1,610              77,860
Simpson Manufacturing Co., Inc.                          3,080             104,196
Universal Forest Products, Inc.                          1,470              58,153
                                                                       -----------
                                                                           520,893
                                                                       -----------
CAPITAL MARKETS (0.3%)
LaBranche & Co., Inc.(a)                                 4,760              30,797
Piper Jaffray Cos., Inc.(a)                              1,490              71,401
SWS Group, Inc.                                          2,115              37,330
                                                                       -----------
                                                                           139,528
                                                                       -----------
CHEMICALS (1.3%)
A. Schulman, Inc.                                        2,140              49,691
Arch Chemicals, Inc.                                     2,010              71,114
Georgia Gulf Corp.                                       2,900              46,951
H.B. Fuller Co.                                          4,890             135,111
Material Sciences Corp.(a)                               1,250              13,750
OM Group, Inc.(a)                                        2,270             109,959
Penford Corp.                                              890              31,800
PolyOne Corp.(a)                                         7,850              59,032
Quaker Chemical Corp.                                      880              19,113
Tronox, Inc., Class B                                    2,570              29,529
                                                                       -----------
                                                                           566,050
                                                                       -----------
COMMERCIAL BANKS (5.9%)
Alabama National Bancorp                                 1,460              77,920
Boston Private Financial Holdings, Inc.                  3,090              78,764
Cascade Bancorp                                          1,640              35,768
Central Pacific Financial Corp.                          2,690              75,885
Chittenden Corp.                                         4,340             145,173
Community Bank System, Inc.                              2,710              48,753
East West Bancorp, Inc.                                  4,820             176,701
First Bancorp                                            6,750              62,100
First Commonwealth Financial Corp.                       7,250              68,730
First Indiana Corp.                                        940              29,469
First Midwest Bancorp, Inc.                              3,730             122,680
First Republic Bank                                      2,500             136,875
Frontier Financial Corp.                                 2,500              53,550
Glacier Bancorp, Inc.                                    3,310              63,056
Hanmi Financial Corp.                                    3,750              54,375
Independent Bank Corp.                                   1,995              24,179
Irwin Financial Corp.                                    1,700              19,924
Nara Bancorp, Inc.                                       1,340              19,778
PrivateBancorp, Inc.                                     1,330              35,910
Prosperity Bancshares, Inc.                              2,500              70,800
Provident Bankshares Corp.                               2,830              81,221
Signature Bank(a)                                        2,150              66,414
South Financial Group, Inc.                              6,610             142,512
Sterling Bancorp                                         1,230              17,897
Sterling Bancshares, Inc.                                6,600              68,706
Sterling Financial Corp.                                 3,505              79,599
Susquehanna Bancshares, Inc.                             4,650              80,445
UCBH Holdings, Inc.                                      7,270             119,519
Umpqua Holdings Corp.                                    4,570              86,921
United Bankshares, Inc.                                  3,250              90,512
United Community Banks, Inc.                             2,810              65,895
Whitney Holding Corp.                                    5,620             140,444
Wilshire Bancorp, Inc.                                     260               2,670
Wintrust Financial Corp.                                 1,950              76,849
                                                                       -----------
                                                                         2,519,994
                                                                       -----------
COMMERCIAL SERVICES & SUPPLIES (3.9%)
ABM Industries, Inc.                                     3,610              90,828
Administaff, Inc.                                        1,800              58,860
Angelica Corp.                                             760              16,591
Bowne & Co., Inc.                                        2,960              51,326
Brady Corp.                                              4,250             148,708
CDI Corp.                                                1,200              33,948
Coinstar, Inc.(a)                                        2,270              70,415
Consolidated Graphics, Inc.(a)                             990              65,251
G & K Services, Inc., Class A                            1,650              61,479
Healthcare Services Group                                2,360              65,419
Heidrick & Struggles International, Inc.(a)              1,430              76,848
Labor Ready, Inc.(a)                                     4,320             101,779
Mobile Mini, Inc.(a)                                     2,850              81,425
On Assignment, Inc.(a)                                   2,440              24,473
School Specialty, Inc.(a)                                1,540              53,038
Spherion Corp.(a)                                        5,200              45,916
Standard Register Co.                                    1,280              17,203
Tetra Tech, Inc.(a)                                      4,970             104,519
United Stationers, Inc.(a)                               2,260             144,052
Volt Information Sciences, Inc.(a)                       1,155              17,995
Waste Connections, Inc.(a)                               5,565             172,515

CAPSTONE SERIES FUND, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS - JULY 31, 2007 (UNAUDITED)
                                                           SMALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                        SHARES            VALUE
                                                      -----------      -----------
COMMON STOCKS -- CONTINUED
COMMERCIAL SERVICES & SUPPLIES -- CONTINUED
Watson Wyatt & Co. Holdings                              3,370         $   150,134
                                                                       -----------
                                                                         1,652,722
                                                                       -----------
COMMUNICATIONS EQUIPMENT (2.4%)
Arris Group, Inc.(a)                                     7,940             117,671
Bel Fuse, Inc.                                             970              29,333
Belden CDT, Inc.                                         3,410             186,800
Black Box Corp.                                          1,300              52,325
Blue Coat Systems, Inc.(a)                               1,160              56,527
C-COR, Inc.(a)                                           4,320              58,104
Comtech Telecommunications Corp.(a)                      1,850              80,419
CT Communications, Inc.                                  1,540              47,201
Digi International, Inc.(a)                              1,920              27,418
Ditech Networks, Inc.(a)                                 2,990              22,305
Harmonic, Inc.(a)                                        5,540              49,140
Inter-Tel, Inc.                                          1,980              49,144
NETGEAR, Inc.(a)                                         2,720              75,235
Network Equipment Technologies, Inc.(a)                  2,860              26,998
PC-Tel, Inc.(a)                                          2,090              17,075
Symmetricom, Inc.(a)                                     4,070              30,362
Tollgrade Communications, Inc.(a)                        1,330              13,726
ViaSat, Inc.(a)                                          2,060              58,978
                                                                       -----------
                                                                           998,761
                                                                       -----------
COMPUTERS & PERIPHERALS (1.1%)
Adaptec, Inc.(a)                                         9,620              33,670
Avid Technology, Inc.(a)                                 3,180             102,078
Hutchinson Technology, Inc.(a)                           2,210              44,333
Komag, Inc.(a)                                           2,470              79,065
Neoware, Inc.(a)                                         1,730              27,351
Novatel Wireless, Inc.(a)                                2,420              52,103
Stratasys, Inc.(a)                                         850              37,408
Synaptics, Inc.(a)                                       2,100              73,752
                                                                       -----------
                                                                           449,760
                                                                       -----------
CONSTRUCTION & ENGINEERING (1.8%)
EMCOR Group, Inc.(a)                                     5,120             183,808
Insituform Technologies, Inc., Class A(a)                2,330              38,492
Shaw Group, Inc.(a)                                      6,070             323,045
URS Corp.(a)                                             4,110             202,459
                                                                       -----------
                                                                           747,804
                                                                       -----------
CONSTRUCTION MATERIALS (0.5%)
Headwaters, Inc.(a)                                      3,460              55,810
Texas Industries, Inc.                                   2,150             169,441
                                                                       -----------
                                                                           225,251
                                                                       -----------
CONSUMER FINANCE (0.3%)
Cash America International, Inc.                         2,360              86,423
Rewards Network, Inc.(a)                                 2,400               9,048
World Acceptance Corp.(a)                                1,320              42,491
                                                                       -----------
                                                                           137,962
                                                                       -----------
CONTAINERS & PACKAGING (0.9%)
AptarGroup, Inc.                                         5,320             193,648
Caraustar Industries, Inc.(a)                            2,700              13,014
Chesapeake Corp.                                         1,940              21,631
Myers Industries, Inc.                                   2,590              55,400
Rock-Tenn Co., Class A                                   2,810              86,323
                                                                       -----------
                                                                           370,016
                                                                       -----------
DISTRIBUTORS (0.3%)
Audiovox Corp., Class A(a)                               2,070              20,948
Building Materials Holding Corp.                         2,530              35,142
Keystone Automotive Industries, Inc.(a)                  1,300              60,788
                                                                       -----------
                                                                           116,878
                                                                       -----------
DIVERSIFIED CONSUMER SERVICES (0.4%)
Bright Horizons Family Solutions, Inc.(a)                2,040              79,152
Pre-Paid Legal Services, Inc.(a)                           750              39,525
Universal Technical Institute, Inc.(a)                   1,880              40,664
                                                                       -----------
                                                                           159,341
                                                                       -----------
DIVERSIFIED FINANCIAL SERVICES (0.3%)
Financial Federal Corp.                                  2,230              63,221
Portfolio Recovery Associates, Inc.                      1,260              65,835
                                                                       -----------
                                                                           129,056
                                                                       -----------
DIVERSIFIED TELECOMMUNICATION SERVICES (0.1%)
General Communication, Inc., Class A(a)                  4,400              50,644

ELECTRIC UTILITIES (1.1%)
ALLETE, Inc.                                             2,330             102,147
Central Vermont Public Service Corp.                       850              28,900
Cleco Corp.                                              4,480             106,400
El Paso Electric Co.(a)                                  4,290              99,828
UIL Holdings Corp.                                       1,900              56,202
Unisource Energy Corp.                                   2,980              90,682
                                                                       -----------
                                                                           484,159
                                                                       -----------
ELECTRICAL EQUIPMENT (1.8%)
A.O. Smith Corp.                                         1,840              89,332
Acuity Brands, Inc.                                      3,460             204,486
Baldor Electric Co.                                      3,320             151,525
C&D Technologies, Inc.(a)                                2,640              12,725
MagneTek, Inc.(a)                                        3,870              18,266
REGAL-BELOIT Corp.                                       2,520             127,814
Vicor Corp.                                              1,800              22,626
Woodward Governor Co.                                    2,370             136,868
                                                                       -----------
                                                                           763,642
                                                                       -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS (4.6%)
Aeroflex, Inc.(a)                                        6,490              91,055
Agilysys, Inc.                                           2,620              50,330
Anixter International, Inc.(a)                           2,600             214,890
Bell Microproducts, Inc.(a)                              3,250              20,410
Benchmark Electronics, Inc.(a)                           5,560             123,432
Brightpoint, Inc.(a)                                     4,170              54,752
Checkpoint Systems, Inc.(a)                              3,220              74,285
Cognex Corp.                                             3,830              80,545
Coherent, Inc.(a)                                        2,580              74,691
CTS Corp.                                                3,310              42,169
Electro Scientific Industries, Inc.(a)                   2,500              54,875
Gerber Scientific, Inc.(a)                               2,150              22,317
Insight Enterprises, Inc.(a)                             3,980              89,789
Keithley Instruments, Inc.                               1,550              16,740
Littelfuse, Inc.(a)                                      1,880              61,269
LoJack Corp.(a)                                          1,550              33,046
Mercury Computer Systems, Inc.(a)                        1,920              20,986
Methode Electronics, Inc.                                3,370              54,493
Newport Corp.(a)                                         2,610              34,113
Park Electrochemical Corp.                               1,650              48,923
Photon Dynamics, Inc.(a)                                 1,640              17,646
Planar Systems, Inc.(a)                                  1,390              10,356
Plexus Corp.(a)                                          3,390              82,207
RadiSys Corp.(a)                                         1,890              22,189

CAPSTONE SERIES FUND, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS - JULY 31, 2007 (UNAUDITED)
                                                           SMALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                        SHARES            VALUE
                                                      -----------      -----------
COMMON STOCKS -- CONTINUED
ELECTRONIC EQUIPMENT & INSTRUMENTS -- CONTINUED
Rogers Corp.(a)                                          1,430         $    51,680
ScanSource, Inc.(a)                                      2,140              57,416
Technitrol, Inc.                                         3,390              88,140
Trimble Navigation Ltd.(a)                               9,090             300,243
TTM Technologies, Inc.(a)                                2,830              36,903
X-Rite, Inc.                                             1,800              24,300
                                                                       -----------
                                                                         1,954,190
                                                                       -----------
ENERGY EQUIPMENT & SERVICES (4.0%)
Atwood Oceanics, Inc.(a)                                 2,310             158,466
Bristow Group, Inc.(a)                                   2,040              96,757
CARBO Ceramics, Inc.                                     1,750              78,890
Dril-Quip, Inc.(a)                                       2,020              96,940
Helix Energy Solutions Group, Inc.(a)                    6,980             271,871
Input/Output, Inc.(a)                                    6,200              88,350
Lufkin Industries, Inc.                                  1,240              73,420
Matrix Service Co.(a)                                    1,870              43,178
Oceaneering International, Inc.(a)                       4,420             248,227
SEACOR Holdings, Inc.(a)                                 1,820             158,741
Unit Corp.(a)                                            3,820             210,329
W-H Energy Services, Inc.(a)                             2,430             155,715
                                                                       -----------
                                                                         1,680,884
                                                                       -----------
FOOD & STAPLES RETAILING (1.2%)
Casey's General Stores, Inc.                             4,210             104,955
Great Atlantic & Pacific Tea Co., Inc.(a)                1,750              51,013
Longs Drug Stores Corp.                                  2,290             110,744
Nash Finch Co.                                           1,000              40,270
Performance Food Group Co.(a)                            2,770              79,388
Spartan Stores, Inc.                                     1,580              46,247
United Natural Foods, Inc.(a)                            3,360              91,493
                                                                       -----------
                                                                           524,110
                                                                       -----------
FOOD PRODUCTS (2.0%)
Corn Products International, Inc.                        5,610             250,318
Flowers Foods, Inc.                                      7,325             150,163
Hain Celestial Group, Inc.(a)                            3,160              85,605
J & J Snack Foods Corp.                                  1,060              36,517
Lance, Inc.                                              2,540              63,983
Mannatech, Inc.                                            930               8,751
Peet's Coffee & Tea, Inc.(a)                             1,170              28,068
Ralcorp Holdings, Inc.(a)                                2,080             108,077
Sanderson Farms, Inc.                                    1,190              47,445
TreeHouse Foods, Inc.(a)                                 2,330              52,215
                                                                       -----------
                                                                           831,142
                                                                       -----------
GAS UTILITIES (3.1%)
Atmos Energy Corp.                                       7,510             210,806
Laclede Group, Inc.                                      1,950              57,622
New Jersey Resources Corp.                               2,510             117,970
Northwest Natural Gas Co.                                2,310              96,258
Piedmont Natural Gas Co., Inc.                           7,550             175,084
South Jersey Industries, Inc.                            2,580              84,547
Southern Union Co.                                       8,360             258,157
Southwest Gas Corp.                                      3,730             115,928
UGI Corp.                                                7,600             196,156
                                                                       -----------
                                                                         1,312,528
                                                                       -----------
HEALTH CARE EQUIPMENT & SUPPLIES (5.7%)
Allscripts Healthcare Solutions, Inc.(a)                 3,670              83,492
American Medical Systems Holdings, Inc.(a)               5,730             104,744
Analogic Corp.                                           1,150              76,349
ArthroCare Corp.(a)                                      2,120             107,314
BioLase Technology, Inc.(a)                              2,140              15,087
CONMED Corp.(a)                                          2,320              64,728
Cooper Cos., Inc.                                        3,440             172,447
Datascope Corp.                                          1,030              35,442
DJ Orthopedics, Inc.(a)                                  1,860              88,313
Greatbatch, Inc.(a)                                      1,860              57,716
Haemonetics Corp.(a)                                     2,100             103,782
Hologic, Inc.(a)                                         4,120             213,416
ICU Medical, Inc.(a)                                     1,090              36,232
IDEXX Laboratories, Inc.(a)                              2,500             250,650
Immucor, Inc.(a)                                         5,325             165,927
Integra LifeSciences Holdings(a)                         1,550              76,958
Invacare Corp.                                           2,660              54,663
Kensey Nash Corp.(a)                                       900              21,969
Mentor Corp.                                             3,180             125,133
Meridian Bioscience, Inc.                                2,190              48,903
Merit Medical Systems, Inc.(a)                           2,520              28,199
Osteotech, Inc.(a)                                       1,820              13,049
Palomar Medical Technologies, Inc.(a)                    1,400              44,702
Possis Medical, Inc.(a)                                  1,820              20,238
Respironics, Inc.(a)                                     5,560             254,370
SurModics, Inc.(a)                                       1,220              55,961
Symmetry Medical, Inc.(a)                                2,150              32,100
Theragenics Corp.(a)                                     3,170              12,522
Vital Signs, Inc.                                          620              32,246
                                                                       -----------
                                                                         2,396,652
                                                                       -----------
HEALTH CARE PROVIDERS & SERVICES (4.3%)
Amedisys, Inc.(a)                                        1,899              71,877
AMERIGROUP Corp.(a)                                      4,090             113,211
AMN Healthcare Services, Inc.(a)                         2,490              53,460
AmSurg Corp.(a)                                          2,420              60,839
Centene Corp.(a)                                         3,410              73,690
Chemed Corp.                                             1,980             125,294
Cross Country Healthcare, Inc.(a)                        1,990              32,576
CryoLife, Inc.(a)                                        2,330              22,252
Gentiva Health Services, Inc.(a)                         2,260              45,132
HealthExtras, Inc.(a)                                    2,170              58,221
Healthways, Inc.(a)                                      2,660             116,242
Hooper Holmes, Inc.(a)                                   6,100              15,982
inVentiv Health, Inc.(a)                                 2,350              83,378
LCA-Vision, Inc.                                         1,530              54,330
Matria Healthcare, Inc.(a)                               1,690              43,653
Odyssey Healthcare, Inc.(a)                              2,880              31,133
Option Care, Inc.                                        1,260              24,431
Owens & Minor, Inc.                                      3,240             124,578
Pediatrix Medical Group, Inc.(a)                         3,690             199,113
PSS World Medical, Inc.(a)                               4,660              80,292
RehabCare, Inc.(a)                                       1,390              19,696
Res-Care, Inc.(a)                                        1,120              21,762
Sierra Health Services, Inc.(a)                          4,110             167,030
Sunrise Senior Living, Inc.(a)                           3,410             135,582
USANA Health Sciences, Inc.(a)                             680              27,445
                                                                       -----------
                                                                         1,801,199
                                                                       -----------
HOTELS, RESTAURANTS & LEISURE (2.8%)
California Pizza Kitchen, Inc.(a)                        1,920              36,442
CEC Entertainment, Inc.(a)                               2,780              82,038
CKE Restaurants, Inc.                                    4,780              82,646
IHOP Corp.                                               1,290              84,147

CAPSTONE SERIES FUND, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS - JULY 31, 2007 (UNAUDITED)
                                                           SMALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                        SHARES            VALUE
                                                      -----------      -----------
COMMON STOCKS -- CONTINUED
HOTELS, RESTAURANTS & LEISURE -- CONTINUED
Jack in the Box, Inc.(a)                                 2,600         $   166,374
Marcus Corp.                                             2,230              43,886
O'Charley's, Inc.                                        2,090              37,056
P.F. Chang's China Bistro, Inc.(a)                       2,150              70,391
Panera Bread Co., Class A(a)                             2,520             102,413
Papa John's International, Inc.(a)                       2,050              56,231
RARE Hospitality International, Inc.(a)                  2,950              78,942
Red Robin Gourmet Burgers, Inc.(a)                       1,320              50,912
Ruth's Chris Steak House, Inc.(a)                          950              15,884
Sonic Corp.(a)                                           6,170             127,472
Texas Roadhouse, Inc., Class A(a)                        2,910              34,542
The Steak n Shake Co.(a)                                 2,480              37,200
Triarc Cos., Inc., Class B                               5,160              73,840
                                                                       -----------
                                                                         1,180,416
                                                                       -----------
HOUSEHOLD DURABLES (1.2%)
Bassett Furniture Industries, Inc.                       1,340              17,514
Champion Enterprises, Inc.(a)                            5,500              64,460
Ethan Allen Interiors, Inc.                              2,660              90,866
Interface, Inc.                                          4,410              81,276
La-Z-Boy, Inc.                                           4,800              48,048
Libbey, Inc.                                             1,180              23,541
M/I Homes, Inc.                                          1,000              24,550
Meritage Homes Corp.(a)                                  1,800              35,100
National Presto Industries, Inc.                           470              26,390
Russ Berrie & Co., Inc.(a)                               1,300              20,007
Skyline Corp.                                              660              18,447
Standard Pacific Corp.                                   5,090              75,383
                                                                       -----------
                                                                           525,582
                                                                       -----------
HOUSEHOLD PRODUCTS (0.3%)
Central Garden & Pet Co., Class A(a)                     4,500              55,080
Spectrum Brands, Inc.(a)                                 3,250              14,268
WD-40 Co.                                                1,460              48,457
                                                                       -----------
                                                                           117,805
                                                                       -----------
INDUSTRIAL CONGLOMERATES (0.2%)
Standex International Corp.                              1,030              24,411
Tredegar Corp.                                           2,470              45,349
                                                                       -----------
                                                                            69,760
                                                                       -----------
INSURANCE (3.0%)
Delphi Financial Group, Inc., Class A                    3,505             140,796
Hilb, Rogal & Hobbs Co.                                  2,750             119,075
Infinity Property & Casualty Corp.                       1,500              66,060
LandAmerica Financial Group, Inc.                        1,370             104,928
Philadelphia Consolidated Holding Corp.(a)               4,430             160,100
Presidential Life Corp.                                  1,910              31,152
ProAssurance Corp.(a)                                    2,700             133,326
RLI Corp.                                                1,710              99,180
Safety Insurance Group, Inc.                             1,040              34,632
SCPIE Holdings, Inc.(a)                                    950              21,347
Selective Insurance Group, Inc.                          4,400              90,288
Stewart Information Services Corp.                       1,340              48,883
Tower Group, Inc.                                        1,430              37,895
United Fire & Casualty Co.                               1,590              54,728
Zenith National Insurance Corp.                          2,955             119,264
                                                                       -----------
                                                                         1,261,654
                                                                       -----------
INTERNET SOFTWARE & SERVICES (1.1%)
Bankrate, Inc.(a)                                          960              43,056
Concur Technologies, Inc.(a)                             2,180              52,015
InfoSpace, Inc.                                          2,410              50,176
J2 Global Communications, Inc.(a)                        3,760             122,726
MIVA, Inc.(a)                                            2,930              18,899
Stamps.com, Inc.(a)                                      1,700              19,465
United Online, Inc.                                      5,150              72,718
Websense, Inc.(a)                                        3,390              67,664
                                                                       -----------
                                                                           446,719
                                                                       -----------
IT SERVICES (1.3%)
Authorize.Net Holdings, Inc.(a)                          1,790              31,021
CACI International, Inc., Class A(a)                     2,410             107,100
Ciber, Inc.(a)                                           4,790              36,356
eFunds Corp.(a)                                          3,720             132,990
Gevity HR, Inc.                                          2,130              32,014
ManTech International Corp., Class A(a)                  1,650              53,889
MAXIMUS, Inc.                                            1,730              72,297
SI International, Inc.(a)                                  970              28,256
StarTek, Inc.                                            1,070              11,727
Sykes Enterprises, Inc.(a)                               2,220              37,163
                                                                       -----------
                                                                           542,813
                                                                       -----------
LEISURE EQUIPMENT & PRODUCTS (1.0%)
Arctic Cat, Inc.                                         1,290              23,375
JAKKS Pacific, Inc.(a)                                   2,260              53,584
K2, Inc.(a)                                              4,250              62,092
MarineMax, Inc.(a)                                       1,470              27,489
Nautilus Group, Inc.                                     2,770              27,257
Polaris Industries, Inc.                                 2,880             142,157
RC2 Corp.(a)                                             1,690              59,843
Sturm, Ruger & Co., Inc.(a)                              2,100              41,013
                                                                       -----------
                                                                           436,810
                                                                       -----------
LIFE SCIENCES TOOLS AND SERVICES (0.5%)
Cambrex Corp.                                            2,310              31,555
Enzo Biochem, Inc.(a)                                    2,500              31,950
Kendle International, Inc.(a)                            1,050              38,797
PAREXEL International Corp.(a)                           2,180              88,137
Pharmanet Development Group, Inc.(a)                     1,520              42,560
                                                                       -----------
                                                                           232,999
                                                                       -----------
MACHINERY (5.6%)
A.S.V., Inc.(a)                                          1,710              24,949
Albany International Corp., Class A                      2,380              89,202
Applied Industrial Technologies, Inc.                    3,240              91,984
Astec Industries, Inc.(a)                                1,580              82,429
Barnes Group, Inc.                                       3,300             102,960
Briggs & Stratton Corp.                                  4,020             114,007
Cascade Corp.                                              850              57,621
CLARCOR, Inc.                                            4,250             147,857
EnPro Industries, Inc.(a)                                1,720              67,734
Gardner Denver, Inc.(a)                                  4,140             172,183
IDEX Corp.                                               6,480             234,641
Intevac, Inc.(a)                                         1,570              25,512
Kaydon Corp.                                             2,350             125,043
Lindsay Manufacturing Co.                                1,080              43,913
Lydall, Inc.(a)                                          1,770              20,443
Mueller Industries, Inc.                                 3,120             115,066
Robbins & Myers, Inc.                                    1,370              72,240
The Manitowoc Co., Inc.                                  4,750             368,932
Toro Co.                                                 3,230             181,591
Valmont Industries, Inc.                                 1,520             114,897
Wabash National Corp.                                    2,780              35,334

CAPSTONE SERIES FUND, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS - JULY 31, 2007 (UNAUDITED)
                                                           SMALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                        SHARES            VALUE
                                                      -----------      -----------
COMMON STOCKS -- CONTINUED
MACHINERY -- CONTINUED
Watts Water Technologies, Inc.                           2,370         $    82,737
                                                                       -----------
                                                                         2,371,275
                                                                       -----------
MARINE (0.4%)
Kirby Corp.(a)                                           4,510             182,700
                                                                       -----------
MEDIA (0.4%)
4Kids Entertainment, Inc.(a)                             1,330              21,280
Live Nation, Inc.(a)                                     5,460             108,435
Radio One, Inc., Class D(a)                              5,330              32,460
                                                                       -----------
                                                                           162,175
                                                                       -----------
METALS & MINING (2.5%)
A.M. Castle & Co.                                        1,260              41,605
AMCOL International Corp.                                1,980              56,687
Brush Engineered Materials, Inc.(a)                      1,590              60,213
Chaparral Steel Co.                                      3,630             305,065
Cleveland Cliffs, Inc.                                   3,150             218,201
Gibraltar Industries, Inc.                               1,940              37,461
Quanex Corp.                                             2,915             131,350
RTI International Metals, Inc.(a)                        1,820             144,217
Ryerson Tull, Inc.                                       2,030              65,143
                                                                       -----------
                                                                         1,059,942
                                                                       -----------
MULTI-UTILITIES (0.3%)
Avista Corp.                                             4,480              88,794
CH Energy Group, Inc.                                      900              39,915
                                                                       -----------
                                                                           128,709
                                                                       -----------
MULTILINE RETAIL (0.2%)
Fred's, Inc.                                             3,490              41,426
Tuesday Morning Corp.                                    2,390              27,868
                                                                       -----------
                                                                            69,294
                                                                       -----------
OIL, GAS & CONSUMABLE FUELS (2.5%)
Cabot Oil & Gas Corp., Class A                           7,660             261,972
Hornbeck Offshore Services, Inc.(a)                      1,860              80,073
Massey Energy Co.                                        6,350             135,572
Penn Virginia Corp.                                      3,140             121,518
Petroleum Development Corp.(a)                           1,120              45,181
St. Mary Land & Exploration Co.                          4,970             165,451
Stone Energy Corp.(a)                                    2,300              74,750
Swift Energy Co.(a)                                      2,390             102,149
World Fuel Services Corp.                                2,210              90,367
                                                                       -----------
                                                                         1,077,033
                                                                       -----------
PAPER & FOREST PRODUCTS (0.5%)
Buckeye Technologies, Inc.(a)                            3,050              46,756
Deltic Timber Corp.                                        910              47,311
Neenah Paper, Inc.                                       1,260              48,800
Pope & Talbot, Inc.(a)                                   1,750               4,603
Wausau-Mosinee Paper Corp.                               5,250              58,747
                                                                       -----------
                                                                           206,217
                                                                       -----------
PERSONAL PRODUCTS (0.4%)
Chattem, Inc.(a)                                         1,500              84,240
Playtex Products, Inc.(a)                                5,270              94,386
                                                                       -----------
                                                                           178,626
                                                                       -----------
PHARMACEUTICALS (1.0%)
Alpharma, Inc., Class A                                  2,710              67,181
Bradley Pharmaceuticals, Inc.(a)                         1,330              21,333
MGI Pharma, Inc.(a)                                      6,360             159,191
Noven Pharmaceuticals, Inc.(a)                           2,000              35,520
Sciele Pharma, Inc.(a)                                   2,370              54,960
ViroPharma, Inc.(a)                                      5,070              65,150
                                                                       -----------
                                                                           403,335
                                                                       -----------
REAL ESTATE INVESTMENT TRUST (3.0%)
Acadia Realty Trust                                      2,390              55,042
Colonial Properties Trust                                3,760             130,058
Eastgroup Properties, Inc.                               2,300              94,852
Entertainment Properties Trust                           2,380             106,029
Inland Real Estate Corp.                                 5,080              76,810
Kite Realty Group Trust                                  1,810              28,888
Lexington Corp. Properties Trust                         5,850             110,389
LTC Properties, Inc.                                     2,490              49,974
Medical Properties Trust, Inc.                           3,240              36,288
Mid-America Apartment Communities, Inc.                  2,290             103,348
National Retail Properties, Inc.                         6,340             137,324
Parkway Properties, Inc.                                 1,570              63,711
PS Business Parks, Inc.                                  1,790              91,469
Senior Housing Properties Trust                          5,820             100,569
Sovran Self Storage, Inc.                                2,030              87,493
                                                                       -----------
                                                                         1,272,244
                                                                       -----------
ROAD & RAIL (1.2%)
Arkansas Best Corp.                                      2,190              78,906
Heartland Express, Inc.                                  5,773              86,075
Kansas City Southern(a)                                  6,020             207,750
Knight Transportation, Inc.                              4,770              84,143
Old Dominion Freight Line, Inc.(a)                       2,515              72,583
                                                                       -----------
                                                                           529,457
                                                                       -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (4.1%)
Actel Corp.(a)                                           2,520              29,736
Advanced Energy Industries, Inc.(a)                      2,650              46,931
AMIS Holdings, Inc.(a)                                   3,170              32,683
ATMI, Inc.(a)                                            2,850              82,593
Axcelis Technologies, Inc.(a)                            8,830              49,006
Brooks Automation, Inc.(a)                               6,260             109,988
Cabot Microelectronics Corp.(a)                          1,870              79,718
Cohu, Inc.                                               2,020              40,380
Cymer, Inc.(a)                                           2,950             126,112
Diodes, Inc.(a)                                          2,580              68,551
DSP Group, Inc.(a)                                       2,690              47,936
Exar Corp.(a)                                            3,470              49,031
FEI Co.(a)                                               2,060              59,081
Kopin Corp.(a)                                           6,460              24,613
Microsemi Corp.(a)                                       5,710             133,100
MKS Instruments, Inc.(a)                                 2,790              63,333
Pericom Semiconductor Corp.(a)                           2,720              29,050
Photronics, Inc.(a)                                      3,690              51,734
Rudolph Technologies, Inc.(a)                            2,280              35,682
Skyworks Solutions, Inc.(a)                             13,800             109,296
Standard Microsystems Corp.(a)                           1,830              61,104
Supertex, Inc.(a)                                        1,110              38,750
Ultratech, Inc.(a)                                       2,160              27,086
Varian Semiconductor Equipment Associates, Inc.(a)       6,187             290,789
Veeco Instruments, Inc.(a)                               2,450              44,835
                                                                       -----------
                                                                         1,731,118
                                                                       -----------
SOFTWARE (3.3%)
Ansoft Corp.(a)                                          1,370              34,647
ANSYS, Inc.(a)                                           5,960             155,198
Captaris, Inc.(a)                                        3,060              15,698
Catapult Communications Corp.(a)                         1,080               9,202

CAPSTONE SERIES FUND, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS - JULY 31, 2007 (UNAUDITED)
                                                           SMALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                        SHARES            VALUE
                                                      -----------      -----------
COMMON STOCKS -- CONTINUED
SOFTWARE -- CONTINUED
Epicor Software Corp.(a)                                 4,730         $    61,774
EPIQ Systems, Inc.(a)                                    1,785              30,434
FactSet Research Systems, Inc.                           3,050             201,269
Informatica Corp.(a)                                     6,210              86,567
JDA Software Group, Inc.(a)                              2,680              60,595
Manhattan Associates, Inc.(a)                            2,310              64,380
MICROS Systems, Inc.(a)                                  3,220             171,562
Napster, Inc.(a)                                         4,650              12,974
Phoenix Technologies Ltd.(a)                             2,470              28,479
Progress Software Corp.(a)                               3,510             106,177
Quality Systems, Inc.                                    1,410              54,623
Radiant Systems, Inc.(a)                                 2,010              27,939
Secure Computing Corp.(a)                                4,590              36,261
Sonic Solutions(a)                                       2,190              24,484
SPSS, Inc.(a)                                            1,440              59,098
THQ, Inc.(a)                                             5,080             146,101
                                                                       -----------
                                                                         1,387,462
                                                                       -----------
SPECIALTY RETAIL (4.1%)
Aaron Rents, Inc.                                        3,810              88,087
Big 5 Sporting Goods Corp.                               1,550              33,123
Cato Corp.                                               2,710              56,043
Charlotte Russe Holding, Inc.(a)                         1,870              33,230
Children's Place Retail Stores, Inc.(a)                  1,820              62,080
Christopher & Banks Corp.                                3,110              46,401
Cost Plus, Inc.(a)                                       1,850              13,117
CPI Corp.                                                  450              26,433
Finish Line, Inc., Class A                               3,890              26,296
Genesco, Inc.(a)                                         1,760              88,968
Group 1 Automotive, Inc.                                 1,840              69,037
Guitar Center, Inc.(a)                                   2,340             135,837
Haverty Furniture Cos., Inc.                             1,930              21,519
Hot Topic, Inc.(a)                                       4,040              36,360
Jo-Ann Stores, Inc.(a)                                   1,860              44,287
Jos. A. Bank Clothiers, Inc.(a)                          1,442              49,749
Lithia Motors, Inc., Class A                               900              18,531
Men's Wearhouse, Inc.                                    4,070             201,058
Midas Group, Inc.(a)                                     1,240              22,531
Movado Group, Inc.                                       1,580              44,619
Sonic Automotive, Inc., Class A                          2,450              67,130
Stage Stores, Inc.                                       3,352              59,800
Stein Mart, Inc.                                         2,560              27,546
The Dress Barn, Inc.(a)                                  3,780              68,758
The Pep Boys - Manny, Moe & Jack                         4,490              76,016
Tractor Supply Co.(a)                                    2,670             126,878
Tween Brands, Inc.(a)                                    2,530              96,798
Zale Corp.(a)                                            3,890              82,585
                                                                       -----------
                                                                         1,722,817
                                                                       -----------
TEXTILES APPAREL & LUXURY GOODS (3.0%)
Ashworth, Inc.(a)                                        1,380               9,743
Brown Shoe Company, Inc.                                 3,375              70,672
Crocs, Inc.(a)                                           5,080             301,346
Deckers Outdoor Corp.(a)                                   910              93,821
Fossil, Inc.(a)                                          3,720              95,046
Iconix Brand Group, Inc.(a)                              4,190              82,878
K-Swiss, Inc, Class A                                    2,200              48,994
Kellwood Co.                                             2,200              56,408
Maidenform Brands, Inc.(a)                               1,330              23,913
Oxford Industries, Inc.                                  1,240              50,096
Quiksilver, Inc.(a)                                      9,880             126,760
Skechers U.S.A., Inc., Class A(a)                        2,080              43,243
Stride Rite Corp.                                        3,210              65,388
UniFirst Corp.                                           1,110              41,692
Volcom, Inc.(a)                                          1,190              42,221
Wolverine World Wide, Inc.                               4,530             122,582
                                                                       -----------
                                                                         1,274,803
                                                                       -----------
THRIFTS & MORTGAGE FINANCE (1.5%)
Anchor BanCorp of Wisconsin, Inc.                        1,630              36,430
Bank Mutual Corp.                                        3,550              37,275
BankAtlantic Bancorp, Inc., Class A                      4,470              39,202
BankUnited Financial Corp., Class A                      2,650              44,626
Brookline Bancorp, Inc.                                  5,960              61,209
Corus Bankshares, Inc.                                   1,930              31,382
Dime Community Bancshares, Inc.                          2,650              29,654
Downey Financial Corp.                                   1,580              84,040
FirstFed Financial Corp.(a)                              1,290              58,308
Flagstar Bancorp, Inc.                                   3,430              36,701
Franklin Bank Corp.(a)                                   1,980              21,245
Fremont General Corp.                                    5,490              31,677
MAF Bancorp, Inc.                                        2,200             115,544
Triad Guaranty, Inc.(a)                                    880              24,262
                                                                       -----------
                                                                           651,555
                                                                       -----------
TRADING COMPANIES & DISTRIBUTORS (0.3%)
Lawson Products, Inc.                                      410              14,399
Watsco, Inc.                                             1,990              99,321
                                                                       -----------
                                                                           113,720
                                                                       -----------
WATER UTILITIES (0.1%)
American States Water Co.                                1,550              57,180
                                                                       -----------
TOTAL COMMON STOCKS (COST $38,456,888)                                  41,882,364
                                                                       -----------
SHORT-TERM INVESTMENTS (0.7%)
AIM Short Term Prime Money Market, 5.30%(b)             20,003              20,003
Fifth Third Institutional Government
   Money Market Fund, 5.02%(b)                         295,373             295,373
                                                                       -----------
TOTAL SHORT-TERM INVESTMENTS (COST $315,376)                               315,376
                                                                       -----------
TOTAL INVESTMENTS (COST $ 38,772,264) 99.6%                             42,197,740

OTHER ASSETS IN EXCESS OF LIABILITIES 0.4%                                 169,706
                                                                       -----------
NET ASSETS 100.0%                                                      $42,367,446
                                                                       ===========

(a) Represents non-income producing security.
(b) Variable rate security. Rate shown represents the rate as of July 31, 2007.

At July 31, 2007, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

                                                                                         Net Unrealized
                                               Tax Unrealized      Tax Unrealized         Appreciation
Fund                            Tax Cost        Appreciation       (Depreciation)        (Depreciation)
---------------------          ------------------------------------------------------------------------
Small-Cap Equity Fund          38,797,279        7,756,339           (4,355,878)            3,400,461

ITEM 2. CONTROLS AND PROCEDURES.

(A) THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-Q IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(B) THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING (AS DEFINED IN RULE 30a- 3(d) UNDER THE UNDER THE ACT (17 CFR 270.30a-3(d)) THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL QUARTER THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

NOTES TO PORTFOLIO OF INVESTMENTS
Capstone Series Fund, Inc.
July 31, 2007
(Unaudited)

1) PORTFOLIO VALUATION:
Fund investments are recorded at market value. Portfolio securities listed on a domestic or foreign exchange are valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported mean price as of the close of trading. Equity securities traded on NASDAQ use the official closing price. Equity securities which are traded in the over-the-counter market only, but which are not included on NASDAQ, are valued at the last sale price on the day of valuation. Debt securities with a remaining maturity of sixty days or more are valued using a pricing service when such prices are believed to reflect fair market value. Debt securities with a remaining maturity of less than sixty days are valued at amortized cost, which approximates market value. All other securities and securities with no readily determinable market values are valued using procedures determined in good faith by the Board of Directors.

2) SECURITIES TRANSACTIONS AND INVESTMENT INCOME:
For financial reporting purposes, portfolio security transactions are recorded on trade date. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date, if the ex-dividend date has passed.

*For additional information regarding the Fund's valuation of investments and other significant accounting policies, please refer to the most recent annual or semi-annual report.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Capstone Series Fund, Inc.

By: /s/ Carla Homer
    ---------------
    Carla Homer, Treasurer

Date: September 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Edward L. Jaroski
    ---------------------
    Edward L. Jaroski, President

Date: September 27, 2007

By: /s/ Carla Homer
    ---------------
    Carla Homer, Treasurer

Date: September 27, 2007